Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	200000388	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10,557.50 exceeds tolerance of $10,155.41. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer tax fee amount of $10,557.50 exceeds tolerance of $10,155.41. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-05-21): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000389	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000391	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXexceeds tolerance of $62,745.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)		REVIEWER - CURED COMMENT (2025-05-22): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000392	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower received revised copy of appraisal on XX/XX/XXXX. Appraisal was not provided at or before closing on XX/XX/XXXX.	SELLER - GENERAL COMMENT (2025-05-30): RNT0000040716 DO Appraisal Waiver and Closing Appraisal.pdf (Unclassified) was uploaded
REVIEWER - GENERAL COMMENT (2025-06-03): Exception remains, missing acknowledgement evidence that borrower was received copy of Appraisal within 3 business days prior to Closing. Provided Appraisal notice contains Appraisal delivered on XX/XX/XXXX which is post close date XX/XX/XXXX.
SELLER - GENERAL COMMENT (2025-06-06): Appraisal 3 Day Waiver
Do Appraisal Waiver.pdf (Appraisal) was uploaded
REVIEWER - GENERAL COMMENT (2025-06-09): Provided Appraisal notice contains Appraisal delivered on XX/XX/XXXX which is post close date XX/XX/XXXX, missing acknowledgement evidence that borrower was received copy of Appraisal within 3 business days prior to Closing, Exception remains.
																							BUYER - WAIVED COMMENT (2025-06-18): XXXXacknowledges and waives this non-material EV2 finding	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000393	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000394	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $105.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2025-06-03): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000395	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000396	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender Exception in file requested for missing 12
month bank statements for Rental payments. LOE from
borrower states payments are made via money orders
bought with cash. Borrower has no tradelines
reporting activity within the last 24 months and Rental
payments not on CBR are only eligible for tradeline
usage if documented with bank records. With Lender
Exception approval for no bank records on rental
history the borrower still leaves the borrower short on
1 tradeline to meet the guideline requirement of 2
tradelines active within the last 24 months. ***Unable
to downgrade/waive due to missing lender
														compensating factors for exception***.	SELLER - GENERAL COMMENT (2025-06-04): Added comp factors to 1008 XXXX 1008.pdf (Unclassified) was uploaded REVIEWER - WAIVED COMMENT (2025-06-06): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000397		XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000398	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000400	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $170.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2025-05-30): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000401	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000402	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000403	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $163.92 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.	REVIEWER - CURED COMMENT (2025-06-03): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000404	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Miscellaneous - Credit Exception:	Lender exception request for loan amount above guideline maximum of $2.5MM is approved.	REVIEWER - WAIVED COMMENT (2025-06-03): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000406	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000407	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000408	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:SecondaXX/XX/XXXX025)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Revised Appraisal report dated XX/XX/XXXX was not provided on or before the Note date of XX/XX/XXXX. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Revised Appraisal report dated XX/XX/XXXX was not provided on or before the Note date of XX/XX/XXXX.	SELLER - GENERAL COMMENT (2025-06-11): XXXXXXXXX Appraisal Delivery.pdf (Delivery Confirmation) was referenced
REVIEWER - GENERAL COMMENT (2025-06-16): Unable to confirms if borrower received appraisal with report date XX/XX/XXXX.
BUYER - WAIVED COMMENT (2025-06-18): XXXXacknowledges and waives this non-material ECOA finding
SELLER - GENERAL COMMENT (2025-06-11): Initial reports delivered timely.  The revised report had a minor revision of the contract section being updated
XXXXXXXXX Appraisal Delivery.pdf (Delivery Confirmation) was uploaded
REVIEWER - GENERAL COMMENT (2025-06-12): Appraisal was sent to borrower but missing acknowledgement that borrower received appraisal prior to or at closing. exception remains.
																							BUYER - WAIVED COMMENT (2025-06-18): XXXXacknowledges and waives this non-material ECOA finding	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000409	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000410	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000412	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000413	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000414	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000415	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000416	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000418	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000419	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000420	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000424	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000425	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $111.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing	REVIEWER - CURED COMMENT (2025-06-09): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000426	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX025)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower received copy of appraisal.	BUYER - WAIVED COMMENT (2025-07-02): EV2 acknowledged.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000427	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000428	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000429	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000435	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $102.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased from $100.00 to $102.00 without any valid changed circumstances. No Cure was provided.	BUYER - GENERAL COMMENT (2025-06-18): PCCD cure documentation uploaded for review. REVIEWER - GENERAL COMMENT (2025-06-19): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However, the provided Copy of refund check is cutoff from bottom. Kindly provide complete copy of refund check in order to cure the exception. BUYER - GENERAL COMMENT (2025-06-20): Clearer copy of check uploaded for review. REVIEWER - CURED COMMENT (2025-06-23): SItusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000438	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000439	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000440	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000441	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception request for XX% LTVwhen 75% LTV is max due to declining market is approved.	REVIEWER - WAIVED COMMENT (2025-06-11): Client elects to waive with compensating factors.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $89.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Verification of employment fee amount of $89.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-06-11): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000442	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000443	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $180.00 plus 10% or $198.00. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2025-06-10): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000444	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000445	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000446	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000448	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000449	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000450	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000451	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX025)	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): No evidence in file showing borrower received original copy of appraisal.	SELLER - GENERAL COMMENT (2025-06-17): Evidnece of Appraisal waiver
37385 To Appraisal Waiver.pdf (Delivery Confirmation) was uploaded
REVIEWER - GENERAL COMMENT (2025-06-20): Unable to clear. Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation.
SELLER - GENERAL COMMENT (2025-06-20): An appraisal Waiver was also provided, so it should be sufficient...no?
REVIEWER - GENERAL COMMENT (2025-06-23): Exception remains: The applicant cannot waive the three-business-days-before-closing deadline under the HPML Appraisal Rule.
BUYER - WAIVED COMMENT (2025-06-23): XXXXacknowledges and waives this non-material EV2 finding.
																							REVIEWER - WAIVED COMMENT (2025-06-23): Client elects to waive.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000453	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000454	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000456	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception request for 4% seller concession at XX% LTVvs guideline max of 3% is approved.	REVIEWER - WAIVED COMMENT (2025-06-13): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000458	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000459	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000460	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000461	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000462	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $693.00 exceeds tolerance of $270.00 plus 10% or $297.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $19.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75117)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total fee amount of $693.00 exceeds tolerance of $270.00 plus 10% or $297.00. Sufficient or excess cure was provided to the borrower at Closing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report re-issue amount of $19.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-06-13): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000466	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000467	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000468	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $182.80 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2025-06-18): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000470	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000471	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000472	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved an exception to allow XX% LTVon rural property vs guideline max of XX.XX%	REVIEWER - WAIVED COMMENT (2025-06-18): Lender Exception provided with Compensating Factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000473	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000474	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000475	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,065.00 exceeds tolerance of $1,000.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.	BUYER - GENERAL COMMENT (2025-06-26): Submitted PCCD, LOE, Check, and Shipping label for review. REVIEWER - CURED COMMENT (2025-06-27): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000476	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000478	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000480	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.50 exceeds tolerance of $230.00 plus 10% or $253.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total fee amount of $350.50 exceeds tolerance of $230.00 plus 10% or $253.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-06-19): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000481	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000482		XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000483	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Miscellaneous - Credit Exception:	LTV exception to allow XX%	REVIEWER - RE-GRADED COMMENT (2025-06-20): Client elected to waive exceptions with compensating factors. REVIEWER - WAIVED COMMENT (2025-06-20): Client elected to waive exceptions with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000484	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Miscellaneous - Credit Exception:	Lender exception for LTV of XX% vs max of XX.XX%	REVIEWER - WAIVED COMMENT (2025-06-23): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000488	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000489	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000494	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception request for log home is approved.	REVIEWER - WAIVED COMMENT (2025-06-27): Client elects to waive with compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000496	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000497	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000504	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000376	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000377	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 720.	Borrower FICO score of XXX is less than the guideline requirement of 720, for a loan amount greater than $3,000,000. The loan file does not contain a lender approved exception for the FICO score.	BUYER - GENERAL COMMENT (2025-04-08): XX approves FICO exception (not an exception to current guidelines) based on comp factors: 39 months reserves, 37 years in home, 10 years on job / 18 years in same field. REVIEWER - WAIVED COMMENT (2025-04-08): Client elects to waive with comp factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000378	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $225.00 exceeds tolerance of $170.00 plus 10% or $187.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: $55.00 violation due to increase in Recording Fees. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-03-26): PCCD cure documentation uploaded for review. REVIEWER - CURED COMMENT (2025-03-27): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000379	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000308	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Ineligible Property Type. 1004 reflects Rural.	REVIEWER - GENERAL COMMENT (2024-07-03): Income docs missing so unable to use residual income as CF. Can be applied when income is 100% verified with all docs present. Unable to downgrade and waive at this time. BUYER - GENERAL COMMENT (2024-07-11): Proof child support received for 6 months and questionnaire completed by CPA stating borrower has been in business for 15 years uploaded. REVIEWER - WAIVED COMMENT (2024-07-17): Lender Exception with Compensating Factors.	1	2	[2] Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.020XX.XX% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXX,XXX vs. an allowable total of $15,513.95 (an overage of $63.86 or .020XX.XX%). Non-Compliant High Cost Loan.	BUYER - GENERAL COMMENT (2024-07-11): Rate lock confirmation reflecting discount points bona fide and should be excluded from calculation.
REVIEWER - GENERAL COMMENT (2024-07-17): Because the Undiscounted Starting Rate of X.XX exceeds the APOR of 6.71 by more than 2%, no loan discounts can be excluded. P&F are over the limit.
The rule says:
If Undiscounted Rate does not exceed APOR by more than 1%, 2 bona fide discounts points may be excluded.
If Undiscounted Rate exceeds 1% but does not exceed by more than 2%, 1 bona fide discount point may be excluded.
If Undiscounted Rate exceeds APOR by more than 2%, no bona fide discount points are eligible for exclusion.
BUYER - GENERAL COMMENT (2024-08-05): PCCD, LOE, HC LOE, cure check and proof of delivery uploaded.
REVIEWER - GENERAL COMMENT (2024-08-13): Please provide a copy of the canceled check, indicating the borrower's choice was to accept the refund vs keeping the HOEPA loan.
BUYER - GENERAL COMMENT (2024-08-16): Proof cure check cashed uploaded.
																							REVIEWER - CURED COMMENT (2024-08-22): SitusAMC received evidence of borrower's choice to accept refund and make loan non-high-cost, a copy of refund check and proof of mailing;	Federal Compliance - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Assignee Liability: A purchaser or assignee of a HOEPA loan is subject to all claims and defenses that the consumer could assert against the original creditor. This potential liability is limited to the sum of (a) all remaining indebtedness (including principal) and (b) the total amount paid by the borrower (including principal and interest), whether or not paid prior to the transfer of the loan to the assignee. EffectiveXX/XX/XXXX: Creditors may be held liable to the consumer for civil liability of $4,000, in the case of an individual transaction, or the lesser of $1,000,000 or 1% of the creditor’s net worth in the case of a class action, as well as actual damages court costs and attorneys’ fees.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000356	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2499335)
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX024)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: Final CD reflects a Monthly Escrow Payment of $800.70, yet the PC CD with a date ofXX/XX/XXXXhows the escrow payment as $1,205.75.	BUYER - GENERAL COMMENT (2024-08-28): Please see the final CD dated XX/XX/XXXXhich shows a correct escrow acct also the initial escrow account disclosure statement showing also correct escrow amount. REVIEWER - CURED COMMENT (2024-08-30): Cured prior to discovery. BUYER - GENERAL COMMENT (2024-08-28): Please see the final CD dated XX/XX/XXXXhich shows a correct escrow acct also the initial escrow account disclosure statement showing also correct escrow amount. REVIEWER - CURED COMMENT (2024-08-30): Cured prior to discovery.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000286	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds guideline maximum. Lender did not use the Co-Borrower's primary property PITIA for qualification.	BUYER - GENERAL COMMENT (2024-07-16): Post Consummation Exception Approval for DTI > 50%
REVIEWER - GENERAL COMMENT (2024-07-19): Please provide updated 1008 reflecting DTI of XX.XX%ncluding payment for primary property.
BUYER - GENERAL COMMENT (2024-07-26): Please note XX.XX% DTI,  Income = $XXXX, total monthly payments = $XXXX.  DTI per 1008 initially uploaded XX.XX%
REVIEWER - GENERAL COMMENT (2024-08-07): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX.XX%exceeds Guideline total debt ratio of 50.00000%.
REVIEWER - GENERAL COMMENT (2024-08-12): Regraded to EV2-B based on sufficient compensating factors.
REVIEWER - WAIVED COMMENT (2024-08-13): Lender exception with compensating factors.	1	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX024)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX.XX%significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: Loan is not High Cost or HPML, new exception set. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: DTI exceeds guideline maximum. Lender did not use the Co-Borrower's primary property PITIA for qualification.	BUYER - GENERAL COMMENT (2024-09-04): NORTC executed by B1 uploaded.
BUYER - WAIVED COMMENT (2024-09-06): accept
BUYER - WAIVED COMMENT (2024-07-12): Approve
BUYER - GENERAL COMMENT (2024-07-16): Post Consummation Exception Approval for DTI > 50%
REVIEWER - GENERAL COMMENT (2024-07-19): Please provide updated 1008 reflecting DTI of XX.XX%ncluding payment for primary property.
BUYER - GENERAL COMMENT (2024-07-26): Please note XX.XX% DTI,  Income = $XXXX, total monthly payments = $XXXX.  DTI per 1008 initially uploaded XX.XX%
REVIEWER - GENERAL COMMENT (2024-08-07): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX.XX%significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
REVIEWER - GENERAL COMMENT (2024-08-12): Regraded to EV2-B based on sufficient compensating factors.
																							REVIEWER - WAIVED COMMENT (2024-08-13): Lender exception with compensating factors.		Borrower has a clean housing payment history Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000285	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Guideline Issue - Gift Funds not allowable per guidelines.
[2] Asset Calculation / Analysis - Guideline Requirement: Available for Reserves discrepancy.: Calculated Available for Reserves of $323.36 is less than Guideline Available for Reserves of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 65.00000%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 65.00000%.	Calculated Available for Reserves of $0.00 is less than Guideline Available for Reserves of $XXX. Max LTV for first time investor is 65% and the subject loan LTV is XX.XX% Gift funds not allowed per guidelines on investment transactions. Calculated Available for Reserves of $0.00 is less than Guideline Available for Reserves of $XXX. Max LTV for first time investor is 65% and the subject loan LTV is XX.XX% Max LTV for first time investor is 65% and the subject loan LTV is XX.XX%	BUYER - GENERAL COMMENT (2024-08-23): XXXapproved PTC by XXX uploaded fo reserves.
REVIEWER - GENERAL COMMENT (2024-08-27): Required funds is $XXX.  Cash to close $XXX, POC's $XXX and EMD $XXX = $XXX.  Verified funds are EMD $XXX, XXXXXXXXXXX $XXX and $XXX, XXXXX$XXX, XXXXXXXXX $XXX, $XXX and $XXX, XXXXXXXXX$XXX and XXXXXXXXXXX $XXX = $XXX.
BUYER - GENERAL COMMENT (2024-09-03): Appraisal invoice paid by cc and can be excluded from POCs.  Borrower has sufficient verified funds to close.
BUYER - GENERAL COMMENT (2024-09-05): Please see image D0046 reflecting $35K deposited into XXXXXXXXX ending in XXXXon X/XX.
REVIEWER - GENERAL COMMENT (2024-09-05): Appraisal POC is updated & Gift Fund of $35,000 already considered in balance account of xxxxxxXXXXand requirement of reserves is short by $XXX require additional assets to cover reserves Exception remains
BUYER - GENERAL COMMENT (2024-09-05): XXXapproved PTC by XXX for reserves was uploaded previously.  Please clear exceptions.
REVIEWER - GENERAL COMMENT (2024-09-10): Lender Exception with Compensating Factors.
REVIEWER - WAIVED COMMENT (2024-09-10): Lender Exception with Compensating Factors.
REVIEWER - WAIVED COMMENT (2024-08-19): Lender exception with compensating factors.
REVIEWER - WAIVED COMMENT (2024-08-19): Lender exception with compensating factors.
BUYER - GENERAL COMMENT (2024-08-23): XXXapproved PTC by XXX for reserves uploaded.
REVIEWER - GENERAL COMMENT (2024-08-27): Required funds is $XXX.  Cash to close $XXX, POC's $XXX and EMD $XXX = $XXX.  Verified funds are EMD $XXX, XXXXXXXXXXX $XXX and $XXX, XXXXX$XXX, XXXXXXXXX $XXX, $XXX and $XXX, XXXXXXXXX$XXX and XXXXXXXXXXX $XXX = $XXX.
BUYER - GENERAL COMMENT (2024-09-03): Appraisal invoice paid by cc and can be excluded from POCs.  Borrower has sufficient verified funds to close.
REVIEWER - GENERAL COMMENT (2024-09-05): Appraisal POC is updated requirement of reserves is short by $XXX require additional assets to cover reserves Exception remains
BUYER - GENERAL COMMENT (2024-09-05): XXXapproved PTC by XXXfor reserves was uploaded previously.  Please clear exceptions.
REVIEWER - GENERAL COMMENT (2024-09-10): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated Available for Reserves of $0.00 is less than Guideline Available for Reserves of $XXX.
REVIEWER - WAIVED COMMENT (2024-09-10): Lender Exception with Compensating Factors.
REVIEWER - WAIVED COMMENT (2024-08-19): Lender exception with compensating factors.
															REVIEWER - WAIVED COMMENT (2024-08-19): Lender exception with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purXXXXXXXXXXX transaction of at least 5% and $5,000.00. Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000275	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $153.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-09-19): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000265	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Borrower Charged for 2 Appraisals): TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor improperly charged consumer for two (2) appraisals.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Borrower Charged for 2 Appraisals): Borrower charged for 2nd appraisal.	BUYER - GENERAL COMMENT (2024-09-19): PCCD, LOE, cure check and proof of delivery uploaded. REVIEWER - CURED COMMENT (2024-09-25): Cure documentation provided.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Borrower Charged for 2 Appraisals): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000353	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	The Borrower is a non permanent resident alien which is ineligible per guidelines.	REVIEWER - WAIVED COMMENT (2024-10-16): Lender exception with compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000307	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000338	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] State Compliance - Minnesota Tangible Net Benefit Disclosure Signed by Borrower: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Tangible Net Benefit Disclosure not signed by the Borrower prior to closing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $107.00 exceeds tolerance of $92.00 plus 10% or $101.20.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $398.12 exceeds tolerance of $341.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $339.75 exceeds tolerance of $324.00. Sufficient or excess cure was provided to the borrower at Closing. (7567)	State Compliance - Minnesota Tangible Net Benefit Disclosure Signed by Borrower: The Tangible Net Benefit was signed at closing.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $107.00 exceeds tolerance of $92.00 plus 10% or $101.20. Sufficient, so please provide COC/Final CD for changed fee amount.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $398.12 exceeds tolerance of $341.00. Sufficient, so please provide COC/Final CD for changed fee amount.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $339.75 exceeds tolerance of $324.00. Sufficient, so please provide COC/Final CD for changed fee amount.	BUYER - GENERAL COMMENT (2024-11-22): Signed disclosure uploaded. REVIEWER - GENERAL COMMENT (2024-12-03): Closing date is XX/X, document needs to be signed prior to closing. BUYER - WAIVED COMMENT (2024-12-04): Approve REVIEWER - CURED COMMENT (2024-11-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-11-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-11-11): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000297	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	The file was missing the secondary valuation required for securitization purposes.	REVIEWER - WAIVED COMMENT (2024-12-23): Property inspected post disaster but pre-FEMA declaration of disaster end date.	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $48.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75117)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $48.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75117)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. A credit report re-issue fee was added without a valid change of circumstance.Insufficient or no cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Sufficient cure provided at closing	BUYER - GENERAL COMMENT (2024-12-27): Please see PCCD & Pymt history attached showing a cure for $48.00 due to increase in credit report fee. PCCD was included in the original binder please see pages # 910 to 917 REVIEWER - CURED COMMENT (2024-12-30): SitusAMC received PCCD, LOE and payment history for principal reduction of cure. REVIEWER - CURED COMMENT (2024-12-30): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000293	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX024)
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX024)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXis over disclosed by $125.00 compared to the calculated Amount Financed of$XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX024)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $125.00 compared to the calculated Finance Charge of $XXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX024)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $201.00 exceeds tolerance of $150.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $360.00 exceeds tolerance of $200.00.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The Final Report Date listed on the Appraisal is post closing. The Timing Waiver for the Appraisal report is missing from the loan file.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The Title-Filing Fee appears to be the fee that is causing the under disclosed finance charge.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Title-Filing Fee appears to be the fee that is causing the under disclosed finance charge.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee. Fee Amount of $201.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Re-Inspection Fee. Fee Amount of $360.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Desk Review Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	BUYER - GENERAL COMMENT (2025-01-16): Appraisal proof of delivery uploaded. Please note, it is acceptable to deliver the revised appraisal PC as it does not affect the value.
REVIEWER - GENERAL COMMENT (2025-01-26): This exception is for the CDA. See date of report in exception "(Type:SecondaXX/XX/XXXX024)".
BUYER - GENERAL COMMENT (2025-01-28): Initial appraisal uploaded.
REVIEWER - GENERAL COMMENT (2025-02-03): Delivery of CDA was not provided in upload. Delivery required as the CDA value was different than the appraisal. Exception is an EV2 and can be elected to waive.
BUYER - WAIVED COMMENT (2025-02-04): Approve
REVIEWER - GENERAL COMMENT (2025-02-03): Exception is an EV2 and can be elected to waive.
BUYER - WAIVED COMMENT (2025-02-04): Approve
BUYER - GENERAL COMMENT (2025-01-24): Please see Mavent report attached.  Seller believes AMC is including Title - Recording Service Fee in error.
REVIEWER - GENERAL COMMENT (2025-01-27): The filing fee is disclosed in section C, and paid to a title entity rather than the county. The fee is tested as an APR fee. Cure is required.
BUYER - GENERAL COMMENT (2025-01-31): PCCD, LOE, cure check and proof of delivery uploaded.
REVIEWER - CURED COMMENT (2025-02-03): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD
BUYER - GENERAL COMMENT (2025-01-24): Please see Mavent report attached.  Seller believes AMC is including Title - Recording Service Fee in error.
REVIEWER - GENERAL COMMENT (2025-01-27): The filing fee is disclosed in section C, and paid to a title entity rather than the county. The fee is tested as an APR fee. Cure is required.
BUYER - GENERAL COMMENT (2025-01-31): PCCD, LOE, cure check and proof of delivery uploaded.
REVIEWER - CURED COMMENT (2025-02-03): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD
REVIEWER - CURED COMMENT (2025-01-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025-01-03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025-01-03): Sufficient Cure Provided At Closing	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000258	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The Guidelines require verification of the primary residence housing history. The Borrower is unable to provide the required housing history.	BUYER - GENERAL COMMENT (2025-01-27): Please see image D0155 pages 1-2, Underwriting Exception Details reflect an exception approval for housing history. REVIEWER - WAIVED COMMENT (2025-02-03): Lender exception with compensating factors. REVIEWER - RE-GRADED COMMENT (2025-04-03): XX Update.	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $24.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75117)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $24.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75117)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $24.00 exceeds tolerance of $0.00.The Post Closing Disclosure issued on XX/XX/XXXX does reflect the exceeded amount on page 3 in the calculating cash to close table, however, it is not listed on pages 1 or 2.	BUYER - GENERAL COMMENT (2025-01-27): Please see image D0307, pages 181 - 186 PCCD reflecting $24 PR cure issued. Payment history reflecting PR uploaded. REVIEWER - CURED COMMENT (2025-01-29): SitusAMC received PCCD, LOE and payment history for principal reduction of cure. REVIEWER - CURED COMMENT (2025-02-03): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Miscellaneous

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000452	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender Exception approved due to borrower not having outstanding mortgages on credit report and they do not have a 12-month verifiable housing history. We have verified 9 months history but prior to that they did not have a formal rental agreement (lived with a friend)	REVIEWER - WAIVED COMMENT (2025-06-13): Client elects to waive with compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000457	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:390XX/XX/XXXX025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was provided on XX/XX/XXXX	BUYER - WAIVED COMMENT (2025-06-26): XXXXacknowledges and waives this non-material EV2 finding.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000464	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000622	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above 680.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000624	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000490	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000626	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.79 is less than Guideline PITIA months reserves of 6.00.	Lender exception approval for delinquent property taxes. Calculated PITIA months reserves of 3.38 is less than Guideline PITIA months reserves of 6.00.	REVIEWER - WAIVED COMMENT (2025-06-25): Client elects to waive with compensating factors.
SELLER - GENERAL COMMENT (2025-06-27): per the pccd cash back was >$26K which cover the 6 mos
Brown PCCD.pdf (Unclassified) was referenced
REVIEWER - GENERAL COMMENT (2025-06-27): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 3.38 is less than Guideline PITIA months reserves of 6.00.
REVIEWER - GENERAL COMMENT (2025-06-27): Received PCCD showing borrower received cash out of $26,718.31. However there were prepaids paid at closing in the amount of $1,931.58 which is deducted from the cash out. The amount of reserves is now 5.79 months, however 6 months are required. Exception remains.
SELLER - GENERAL COMMENT (2025-06-30): 1008
XXXXXXX(Unclassified) was referenced
															REVIEWER - WAIVED COMMENT (2025-07-03): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000627	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Exception Approved for living rent free from XX/XX - XX/XX. Unable to downgrade/waive due to missing lenders compensating factors.	SELLER - GENERAL COMMENT (2025-06-27): Please see attached 1008 for comp factors
XXXXXX1008.pdf (Unclassified) was uploaded
REVIEWER - GENERAL COMMENT (2025-07-02): Received lenders 1 comp factor of Fico, however that compensating factor is not available to due diligence as fico is only 20 bps over the minimum. Must be at least 40 bps over. Please provide additional compensating factors.
SELLER - GENERAL COMMENT (2025-07-03): Please see 1008 with comp factor
XXXXXXupdated 1008.pdf (Unclassified) was uploaded
															REVIEWER - WAIVED COMMENT (2025-07-09): Client elects to waive with compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000495	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000628	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender Exception approved to not require a copy of full trust distribution.	REVIEWER - WAIVED COMMENT (2025-06-26): Client elected to waive exceptions with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000498	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000501	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of employment provided datedXX/XX/XXXX; note date isXX/XX/XXXX.	BUYER - GENERAL COMMENT (2025-07-01): Approved credit exception and VVOE uploaded for review. REVIEWER - WAIVED COMMENT (2025-07-02): Lender approved exception for VVOE dated within 11 days prior to closing. File also contains a post closing verification. Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000502	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000503	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender Exception approved to allow less than 12 months seasoning between the prior cash out loan and this rate term refinance.	REVIEWER - WAIVED COMMENT (2025-07-02): Client elects to waive with comp factors.	1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $425.00 exceeds tolerance of $375.00 plus 10% or $412.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2025-07-01): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000505	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000625	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000506	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000623		XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000507	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $268.00 exceeds tolerance of $27.00 plus 10% or $29.70. Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $990.00 exceeds tolerance of $825.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $14.00 exceeds tolerance of $12.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)		REVIEWER - CURED COMMENT (2025-07-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-07-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-07-11): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000326	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $125.00 compared to the calculated Finance Charge of $XXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX024)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $370.00 exceeds tolerance of $245.00 plus 10% or $269.50.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $24.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75117)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $125.00 compared to the calculated Finance Charge of $XXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $370.00 exceeds tolerance of $245.00 plus 10% or $269.50.  Insufficient or no cure was provided to the borrower. (0)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $24.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2024-04-15): lock with bona fide discount point uploaded
REVIEWER - GENERAL COMMENT (2024-04-17): SitusAMC received rebuttal & docs for lock with bona fide discount points.  However, items will not address the finance charge violation.  Finance charge was underdisclosed by $125.  The fees included in finance charge calculation are: Discount $5600, Broker $5300, prepaid int $493.04, tax service $84, title-CPL $25, title-courier $95, Title-Service charges $250, title-settlement $250 and underwriting fee $900.  To cure a Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $125, proof of mailing and proof of reopening of rescission to all consumers.
BUYER - GENERAL COMMENT (2024-04-24): cure check, fedex label for check, corrected cd with lender prepaid fees included
REVIEWER - GENERAL COMMENT (2024-04-26): Reopening of rescission must be provided in order to cure.
BUYER - GENERAL COMMENT (2024-05-01): NORTC signed
BUYER - GENERAL COMMENT (2024-05-01): NORTC request and FedEx label uploaded
REVIEWER - CURED COMMENT (2024-05-03): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.
BUYER - GENERAL COMMENT (2024-04-24): cure
BUYER - GENERAL COMMENT (2024-04-24): corrected cd
REVIEWER - CURED COMMENT (2024-04-25): SitusAMC Received Corrected PCCD, LOE and Payment history
BUYER - GENERAL COMMENT (2024-04-24): cure
BUYER - GENERAL COMMENT (2024-04-24): corrected cd
																							REVIEWER - CURED COMMENT (2024-04-25): SitusAMC Received Corrected PCCD, LOE and Payment history	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000299	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	Lender granted exception for excessive NSF's.	REVIEWER - WAIVED COMMENT (2024-03-29): Lender granted exception approval with compensating factors listed.	1	2	[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,750.00 exceeds tolerance of $3,283.00.  Insufficient or no cure was provided to the borrower. (8304)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $187.89 exceeds tolerance of $120.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change Circumstance not provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid Change Circumstance not provided	BUYER - WAIVED COMMENT (2024-04-09): accept exception grade 2 BUYER - GENERAL COMMENT (2024-04-09): Cure and corrected CD REVIEWER - CURED COMMENT (2024-04-10): SitusAMC Received PCCD, LOE and Payment history BUYER - GENERAL COMMENT (2024-04-09): Cure and corrected CD REVIEWER - CURED COMMENT (2024-04-10): SitusAMC Received PCCD, LOE and Payment history	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000325	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,156.60 exceeds tolerance of $4,137.00 plus 10% or $4,550.70. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $8,511.24 exceeds tolerance of $8,306.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $189.10 exceeds tolerance of $150.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $13,437.99 exceeds tolerance of $12,598.00. Insufficient or no cure was provided to the borrower. (73109)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $5,156.60 exceeds tolerance of $4,137.00 plus 10% or $4,550.70. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $8,511.24 exceeds tolerance of $8,306.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $189.10 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $13,437.99 exceeds tolerance of $12,598.00. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2024-08-11): PCCD and payment history reflecting PR uploaded.
REVIEWER - CURED COMMENT (2024-08-12): SitusAMC Received PCCD, LOE and Payment history.
BUYER - GENERAL COMMENT (2024-08-11): PCCD and payment history reflecting PR uploaded.
REVIEWER - CURED COMMENT (2024-08-12): SitusAMC Received PCCD, LOE and Payment history.
BUYER - GENERAL COMMENT (2024-08-11): PCCD and payment history reflecting PR uploaded.
REVIEWER - CURED COMMENT (2024-08-12): SitusAMC Received PCCD, LOE and Payment history.
BUYER - GENERAL COMMENT (2024-08-05): Disclosure tracking details reflecting VCOC uploaded.
REVIEWER - GENERAL COMMENT (2024-08-06): SitusAMC received Changed Circumstance dated XX/XX/XXXX, but it does not give sufficient information on why the Broker fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT (2024-08-11): PCCD and payment history reflecting PR uploaded.
																							REVIEWER - CURED COMMENT (2024-08-12): SitusAMC Received PCCD, LOE and Payment history.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000266	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Guideline Issue - Rural property type is not permitted per Guidelines. [2] Guideline Issue - The property site acres is greater than 10 acres which does not meet guidelines.	Business open less than 2 years.	REVIEWER - WAIVED COMMENT (2024-08-08): Lender Exception with Compensating Factors. REVIEWER - WAIVED COMMENT (2024-08-08): Lender Exception with Compensating Factors. REVIEWER - WAIVED COMMENT (2024-08-08): Lender Exception with Compensating Factors.	1	2	[2] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 10.49108% or Final Disclosure APR of 10.58400% is equal to or greater than the threshold of APOR 7.19% + 1.5%, or 8.69000%. Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $5,000.00 exceeds tolerance of $2,875.00.  Insufficient or no cure was provided to the borrower. (73109)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $230.00 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): APR on subject loan of 10.49108% or Final Disclosure APR of 10.58400% is equal to or greater than the threshold of APOR 7.19% + 1.5%, or 8.69000%. Compliant Higher Priced Loan. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $5,000.00 exceeds tolerance of $0.00. Insufficient, So please provide COC/Final Cd for changed fee amount.	BUYER - WAIVED COMMENT (2024-08-13): compliant HPML
BUYER - GENERAL COMMENT (2024-08-26): The change to the broker fee from Lender Paid to Borrower Paid was disclosed onXX/XX/XXXXith the initial Closing Disclosure. The subsequent increase to the broker fee was due to the borrower's requested increase to the loan amount onXX/XX/XXXXBroker fee decreased after these COCs, no cure would be required.
REVIEWER - GENERAL COMMENT (2024-08-27): SitusAMC received rebuttal, however loan amount changed on CD dated XX/XX and COC available in file for loan amount change is dated XX/XX/XXXX. A valid Changed Circumstance within 3 days or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
REVIEWER - GENERAL COMMENT (2024-09-04): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $5,000.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73109)
BUYER - GENERAL COMMENT (2024-09-06): Cure attached. The broker fee was disclosedXX/XX/XXXXthe subsequent increase on XX/XX was not disclosed on time and required cure.
REVIEWER - CURED COMMENT (2024-09-09): SitusAMC received Corrected CD, Payment history and Letter of Explanation.
																							REVIEWER - CURED COMMENT (2024-09-09): Sufficient Cure Provided At Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000300	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000355	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000276	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000349	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception:	Subject loan is a cash out refinance and seasoning of 6 months has not been met. Property is marked rural and is ineligible per guidelines.	REVIEWER - WAIVED COMMENT (2024-10-02): Lender exception with compensating factors. REVIEWER - RE-GRADED COMMENT (2024-12-05): DTI and score updated. Affects XX. REVIEWER - WAIVED COMMENT (2024-12-05): XX Update REVIEWER - RE-GRADED COMMENT (2025-03-05): XX Update. REVIEWER - WAIVED COMMENT (2024-10-02): Lender exception with compensating factors. REVIEWER - RE-GRADED COMMENT (2024-12-05): DTI and score updated. Affects XX. REVIEWER - WAIVED COMMENT (2024-12-05): XX Update REVIEWER - RE-GRADED COMMENT (2025-03-05): XX Update.	1				2	[2] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 10.60346% or Final Disclosure APR of 10.62500% is equal to or greater than the threshold of APOR 6.45% + 1.5%, or 7.95000%. Compliant Higher Priced Loan.		BUYER - WAIVED COMMENT (2024-10-04): Please clear as grade is 1.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Miscellaneous Miscellaneous		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000365	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000352	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XXX% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds the guideline maximum of 50%. Final 1008 indicates Driveway was paid in full however there is no evidence in file and debt with Regional not included on the 1003 debt.	BUYER - GENERAL COMMENT (2024-10-24): Evidence liabilities excluded are paid in full uploaded.
REVIEWER - GENERAL COMMENT (2024-10-25): Exception remains, after excluding Driveway installment account DTI is still over 50% of guideline ratio and XXXXXXXXXXXXXInstallment account is not present in Final 1003 document, please provide explanation or documentation for XXXXXXXXXXXXXInstallment account.
BUYER - GENERAL COMMENT (2024-11-08): Post Consummation Exception approval uploaded.
REVIEWER - GENERAL COMMENT (2024-11-22): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX.XX%exceeds Guideline total debt ratio of 50.00000%.
REVIEWER - GENERAL COMMENT (2024-11-26): PC exception does not include any compensating factors from category A.
BUYER - GENERAL COMMENT (2024-11-26): XXXexception approval uploaded.
REVIEWER - WAIVED COMMENT (2024-12-10): Lender Exception with Compensating Factors provided.
REVIEWER - GENERAL COMMENT (2024-12-10): Cleared in error.
REVIEWER - GENERAL COMMENT (2024-12-11): Downgraded to EV2-B based on comp factors approved by X. XXXXX.
REVIEWER - WAIVED COMMENT (2024-12-11): Lender exception with compensating factors.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX.XXX% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) [2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: DTI exceeds the guideline maximum of 50%. Final 1008 indicates Driveway was paid in full however there is no evidence in file and debt with Regional not included on the 1003 debt. Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: Safe Harbor requirements not satisfied.	BUYER - GENERAL COMMENT (2024-10-24): Evidence liabilities excluded are paid in full uploaded.
REVIEWER - GENERAL COMMENT (2024-10-25): Exception remains, after excluding Driveway installment account DTI is XX.XXX% still over 50% of guideline ratio and XXXXXXXXXXXXXInstallment account is not present in Final 1003 document, please provide explanation or documentation for XXXXXXXXXXXXXInstallment account.
BUYER - GENERAL COMMENT (2024-11-08): Post Consummation Exception approval uploaded.
REVIEWER - GENERAL COMMENT (2024-11-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX.XX%significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
REVIEWER - GENERAL COMMENT (2024-11-26): PC exception does not include any compensating factors from category A.
BUYER - GENERAL COMMENT (2024-11-26): XXXexception approval uploaded.
REVIEWER - GENERAL COMMENT (2024-12-11): Downgraded to EV2-B based on comp factors approved by X. XXXXX.
REVIEWER - WAIVED COMMENT (2024-12-11): Lender exception with compensating factors.
																							BUYER - WAIVED COMMENT (2024-10-17): Approve		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000324	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $208.18 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $200 on Loan Estimate but disclosed as $208.18 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee. No cure was provided to the borrower.	REVIEWER - CURED COMMENT (2024-10-21): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000298	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000296	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] Miscellaneous - Credit Exception:	The subject property is marked rural which is ineligible per guidelines.	REVIEWER - WAIVED COMMENT (2024-12-04): Lender exception with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000284	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	The subject property is marked rural which is ineligible per guidelines. The most recent valuation inspection is dated prior to the most recent FEMA disaster. Missing disaster inspection, Disaster end date is XX/XX/XXXX.	BUYER - GENERAL COMMENT (2024-12-18): Please see Non-Agency Loan Approval attached. File was approved for an UW exception for Rural Property REVIEWER - WAIVED COMMENT (2025-01-04): Lender Exception with Compensating Factors. REVIEWER - WAIVED COMMENT (2024-12-11): Property inspected post disaster but pre-FEMA declaration of disaster end date.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

Miscellaneous

Miscellaneous

Property inspected post disaster but pre-FEMA declaration of disaster end date.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000344	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000358	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	A minimum of six months has not elapsed since the last mortgage transaction as required by guidelines for a cash out refinance. Post Disaster Inspection provided prior to end date of the FEMA Disaster.	BUYER - GENERAL COMMENT (2025-01-13): PC Exception approval uploaded. REVIEWER - WAIVED COMMENT (2025-01-24): Lender Exception with Compensating Factors. REVIEWER - WAIVED COMMENT (2024-12-23): Property inspected post disaster but pre-FEMA declaration of disaster end date.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX024)		BUYER - WAIVED COMMENT (2024-12-27): Approve		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Miscellaneous Miscellaneous Property inspected post disaster but pre-FEMA declaration of disaster end date. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000295	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXXXXXXXXXXXXXX Disaster Declaration Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2025-01-09): Property inspected post disaster but pre-FEMA declaration of disaster end date.	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $24.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75117)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $144.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate issued on XX/XX/XXXX reflects the Credit Report Fee as $100.00. The Closing Disclosure issued on XX/XX/XXXX reflects an increase of the Credit Report fee to $144.00 and a Credit Re-Issue fee of $24.00. The loan file does not contain evidence of a Changed Circumstance for the increase in fees. Insufficient or no cure was provided to the borrower.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Estimate issued on XX/XX/XXXX reflects the Credit Report Fee as $100.00. The Closing Disclosure issued on XX/XX/XXXX reflects an increase of the Credit Report fee to $144.00 and a Credit Re-Issue fee of $24.00. The loan file does not contain evidence of a Changed Circumstance for the increase in fees. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-02-05): PCCD and payment history reflecting PR uploaded. REVIEWER - CURED COMMENT (2025-02-06): SitusAMC received Letter of Explanation, Payment History and Corrected PCCD. BUYER - GENERAL COMMENT (2025-02-05): PCCD and payment history reflecting PR uploaded. REVIEWER - CURED COMMENT (2025-02-06): SitusAMC received Letter of Explanation, Payment History and Corrected PCCD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Property inspected post disaster but pre-FEMA declaration of disaster end date. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000274	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000364	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $605.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $605.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing, please provide COC for the same.	REVIEWER - CURED COMMENT (2025-02-06): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000348	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Rural properties are not eligible per guidelines.	BUYER - GENERAL COMMENT (2025-02-21): UW exception for rural property uploaded REVIEWER - WAIVED COMMENT (2025-02-27): Lender Exception with Compensating Factors. REVIEWER - RE-GRADED COMMENT (2025-06-30): Lender exception with compensating factors. REVIEWER - RE-GRADED COMMENT (2025-06-30): Borrower has been job 5+ years. REVIEWER - RE-GRADED COMMENT (2025-08-05): Lender exception provided.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower. (7506)		REVIEWER - CURED COMMENT (2025-02-19): Sufficient Cure Provided within 60 Days of Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000371	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000283	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.66 is less than Guideline PITIA months reserves of 6.00.	Insufficient reserves provided. Calculated PITIA months reserves of 5.66 is less than Guideline PITIA months reserves of 6.00.	BUYER - GENERAL COMMENT (2025-04-01): Final SS and Consummation CD reflecting CTC $XXXX; Verified assets $XXXX. Reserves $XXXX (9 months reserves).
REVIEWER - GENERAL COMMENT (2025-04-02): Exception Remains - On the loan as per system calculation cash from borrower requirement is $XXX and we have total assets of $XXX the remaining amount is $XXX which is 5.66 months of reserve, However required reserve is 6 months. Provide the additional assets to meet the reserve requirement.
BUYER - GENERAL COMMENT (2025-04-02): Reviewer is not taking into account verified $XXXX EMD, $XXXX gift funds wired directly into escrow, seller credits of $XXXX and $XXXX.
REVIEWER - GENERAL COMMENT (2025-04-07): Calculation of Cash from borrower requirement of $XXX and  total assets of $XXX includes EMD, gift funds and seller credits. The remaining amount is $XXX which is 5.66 months of reserves, however, required reserves of 6 months.
BUYER - GENERAL COMMENT (2025-05-07): Please note, final SS reflects a lender credit of $1775.08 which includes the hazard premium paid by the lender.  Borrower now has sufficient reserves as the hazard premium POC was paid by the lender.
REVIEWER - GENERAL COMMENT (2025-05-09): Lender credits of $1,775.06 has already been included in the calculations. Missing supporting documentation for POC paid by borrower for Appraisal $500 and Homeowner's insurance $1,328.
BUYER - GENERAL COMMENT (2025-05-14): Appraisal and hazard invoices showing POC uploaded.
REVIEWER - GENERAL COMMENT (2025-05-15): Exception Remains - The received document for hazard document  is Hazard insurance police. Provide Hazard insurance payment invoice/receipt.
BUYER - GENERAL COMMENT (2025-05-27): PC Exception approval for reserves slightly less than guideline requirement.
REVIEWER - WAIVED COMMENT (2025-05-29): Client elects to waive with compensating factors.
BUYER - GENERAL COMMENT (2025-04-01): Final SS and Consummation CD reflecting CTC $XXXX; Verified assets $XXXX.  Reserves $XXXX (9 months reserves).
REVIEWER - GENERAL COMMENT (2025-04-02): Exception Remains - On the loan as per system calculation cash from borrower requirement is $XXX and we have total assets of $XXX the remaining amount is $XXX which is 5.66 months of reserve, However required reserve is 6 months. Provide the additional assets to meet the reserve requirement.
BUYER - GENERAL COMMENT (2025-04-02): Reviewer is not taking into account verified $XXXX EMD, $XXXX gift funds wired directly into escrow, seller credits of $XXXX and $XXXX.
REVIEWER - GENERAL COMMENT (2025-04-07): Calculation of Cash from borrower requirement of $XXX and  total assets of $XXX includes EMD, gift funds and seller credits. The remaining amount is $XXX which is 5.66 months of reserves, however, required reserves of 6 months.
BUYER - GENERAL COMMENT (2025-05-07): Please note, final SS reflects a lender credit of $1775.08 which includes the hazard premium paid by the lender.  Borrower now has sufficient reserves as the hazard premium POC was paid by the lender.
REVIEWER - GENERAL COMMENT (2025-05-09): Lender credits of $1,775.06 has already been included in the calculations. Missing supporting documentation  for POC paid by borrower for Appraisal $500 and Homeowner's insurance $1,328.
BUYER - GENERAL COMMENT (2025-05-14): Appraisal and hazard invoices showing POC uploaded.
REVIEWER - GENERAL COMMENT (2025-05-15): Exception Remains - The received document for hazard document  is Hazard insurance police. Provide Hazard insurance payment invoice/receipt.
BUYER - GENERAL COMMENT (2025-05-27): PC Exception approval for reserves slightly less than guideline requirement.
															REVIEWER - WAIVED COMMENT (2025-05-29): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000370	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX025)		BUYER - WAIVED COMMENT (2025-05-02): Approve	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000347	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 43.00000%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	DTI of XX.XX% exceeds guideline maximum of 43%. DTI of XX.XX% exceeds guideline maximum of 43%. File is missing assets to cover required reserves of 6 months.	REVIEWER - WAIVED COMMENT (2025-07-22): Lender exception with compensating factors. REVIEWER - WAIVED COMMENT (2025-07-22): Lender exception with compensating factors. REVIEWER - WAIVED COMMENT (2025-04-18): Lender exception with compensating factors.	1				2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX.XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI of XX.XX% exceeds guideline maximum of 43%.	REVIEWER - WAIVED COMMENT (2025-07-22): Lender exception with compensating factors.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Miscellaneous Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000186	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $836.82 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX025)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $836.82 compared to the calculated Finance Charge of $XXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX025)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $112.50 exceeds tolerance of $105.25. Sufficient or excess cure was provided to the borrower. (7520)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $254,006.03. There is a variance of $1,002.77. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $569,871.91. There is a variance of $1,002.77.	BUYER - GENERAL COMMENT (2025-04-30): PCCD, cure check and proof of delivery uploaded. REVIEWER - CURED COMMENT (2025-05-01): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD BUYER - GENERAL COMMENT (2025-04-30): PCCD, cure check and proof of delivery uploaded. REVIEWER - CURED COMMENT (2025-05-01): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD REVIEWER - CURED COMMENT (2025-04-16): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000282	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA credit score disclosure was providedXX/XX/XXXXhich was the closing date.	BUYER - WAIVED COMMENT (2025-04-24): Approve				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000281	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2025-04-22): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000369	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX%exceeds Guideline total debt ratio of 50.00000%.	DTI higher, captured income and expenses as per documents	REVIEWER - WAIVED COMMENT (2025-04-22): Lender Exception with Compensating Factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX025)
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX.XX%moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal at least 3 business days to closing. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI higher, captured income and expenses as per documents	BUYER - GENERAL COMMENT (2025-04-29): appraisal report delivery to borrower REVIEWER - GENERAL COMMENT (2025-05-01): Missing acknowledgement of receipt of the appraisal 3 business days prior/at closing by borrower. BUYER - WAIVED COMMENT (2025-05-02): accept grade 2 REVIEWER - WAIVED COMMENT (2025-04-22): Lender Exception with Compensating Factors.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000322	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000301	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000220	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $475.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $163.25 exceeds tolerance of $135.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Survey Fee in the Amount of $475.00 was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $163.25 exceeds tolerance of $135.00. No COC in file.	BUYER - GENERAL COMMENT (2025-04-23): Please note, Survey fee is in section C and subject to no tolerance. No cure required.
REVIEWER - GENERAL COMMENT (2025-04-25): SitusAMC is unable to determine from the file whether the lender or title company required the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.
BUYER - GENERAL COMMENT (2025-05-08): PCCD, LOE and payment history reflecting PR uploaded.
REVIEWER - CURED COMMENT (2025-05-09): SitusAMC received PCCD, LOE and payment history for principal reduction of cure.
BUYER - GENERAL COMMENT (2025-04-23): PCCD and payment history reflecting PR uploaded.
																							REVIEWER - CURED COMMENT (2025-04-25): SitusAMC received Letter of Explanation, Payment history and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000357	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000279	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $50.00 exceeds tolerance of $25.00. Insufficient or no cure was provided to the borrower. (7564)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $50.00 exceeds tolerance of $25.00. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-05-07): PCCD, LOE and payment history reflecting PR uploaded. REVIEWER - CURED COMMENT (2025-05-08): SitusAMC Received Corrected PCCD, LOE and Payment history.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000250	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $166.00 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report Fee was disclosed on initial Loan estimate as $125 but disclosed but final Closing Disclosure $166. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	REVIEWER - CURED COMMENT (2025-04-17): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000249	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000321	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX.XX%exceeds Guideline combined loan to value percentage of 65.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX.XX%exceeds Guideline loan to value percentage of 65.00000%.	The max CLTV for a cash out refinance of an investment property, alt doc is 65.00%. The max LTV for a cash out refinance of an investment property, alt doc is 65.00%.	BUYER - GENERAL COMMENT (2025-04-30): ltv approval REVIEWER - WAIVED COMMENT (2025-05-02): Client elects to waive with compensating factors. BUYER - GENERAL COMMENT (2025-04-30): ltv approval REVIEWER - WAIVED COMMENT (2025-05-02): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Miscellaneous		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000262	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception:	Unverifiable housing history, guidelines require cancelled checks or bank statements for rent paid to an individual. The subject property is marked rural which is ineligible per guidelines.	REVIEWER - WAIVED COMMENT (2025-06-24): Lender exception with compensating factors. REVIEWER - WAIVED COMMENT (2025-06-24): Lender exception with compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000219	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $70.00 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX025)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $70.00 compared to the calculated Finance Charge of $XXX which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX025)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXX is under disclosed by $70.00 compared to the calculated total of payments of $XXX which exceeds the $35.00 threshold. (FinXX/XX/XXXX025)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Closing Disclosure reflects Amount Financed of $XXX but calculated Amount Financed of $XXX. Variance = $70. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = $70. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Closing Disclosure reflects Total of Payments of $XXX but calculated Finance Charge of $XXX. Variance = $35.	BUYER - GENERAL COMMENT (2025-05-01): PC CD uploaded
REVIEWER - GENERAL COMMENT (2025-05-02): SitusAMC received Corrected CD.  However, the issue relates to the fee added post close that is a finance charge that was not included in finance charge calculation on the Final CD at consummation and increased over tolerance.  Finance charge was underdisclosed by $70 which relates to the added Title-Wire fee of $70.  Cure to borrower with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $70, proof of mailing and proof of reopening of rescission to all consumers.
REVIEWER - CURED COMMENT (2025-06-06): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.
BUYER - GENERAL COMMENT (2025-05-01): PC CD uploaded
REVIEWER - GENERAL COMMENT (2025-05-02): SitusAMC received Corrected CD.  However, the issue relates to the fee added post close that is a finance charge that was not included in finance charge calculation on the Final CD at consummation and increased over tolerance.  Finance charge was underdisclosed by $70 which relates to the added Title-Wire fee of $70.  Cure to borrower with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $70, proof of mailing and proof of reopening of rescission to all consumers.
BUYER - GENERAL COMMENT (2025-06-05): NORTC Cover Letter, Signed NORTC for all consumers, and proof of NORTC delivery uploaded
BUYER - GENERAL COMMENT (2025-06-05): PC CD, LOE, check, and proof of delivery uploaded.
REVIEWER - CURED COMMENT (2025-06-06): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.
BUYER - GENERAL COMMENT (2025-05-01): PC CD uploaded
REVIEWER - GENERAL COMMENT (2025-05-02): SitusAMC received Corrected CD.  However, the issue relates to the fee added post close that was not included in TOP calculation on the Final CD at consummation and increased over tolerance.  TOP was underdisclosed by $70 which relates to the added Title-Wire fee of $70.  Cure to borrower with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $70, proof of mailing and proof of reopening of rescission to all consumers.
BUYER - GENERAL COMMENT (2025-06-05): PC CD, LOE, check, and proof of delivery uploaded.
BUYER - GENERAL COMMENT (2025-06-05): NORTC Cover Letter, Signed NORTC for all consumers, and proof of NORTC delivery uploaded
																							REVIEWER - CURED COMMENT (2025-06-06): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000251	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000341	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000311	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000242	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000231	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX025)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $31.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75117)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.
Federal Compliance - Federal FACTA Disclosure Timing Test: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $31.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-05-06): evidence of emails to XXXX to mail copies of each appraisal to borrower.
REVIEWER - GENERAL COMMENT (2025-05-08): Missing evidence from the trailing documents  that the appraisal was emailed to the borrower.
BUYER - WAIVED COMMENT (2025-05-12): Accept
BUYER - WAIVED COMMENT (2025-05-06): Disclosures sent 3/18, please waive
BUYER - GENERAL COMMENT (2025-05-06): Fees listed are Credit Report Fee, not re-issue fee. Credit report fee on initial LE was $125 and the credit report fees on consummation CD total $103.25. There is no re-issue fee.
REVIEWER - GENERAL COMMENT (2025-05-07): SitusAMC received rebuttal comment, The credit report fee disclosed on LEs $125 is reduced to $72.00 on CD dated XXXX. On cd dated 03/12 the credit report fee of $31.25 paid to Factual Data was added without any valid COC. Both the credit reports fee paid to different parties and charged separately on final CD. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure will be required.
BUYER - GENERAL COMMENT (2025-05-21): Updated PC, LOE, and payment history uploaded.
																							REVIEWER - CURED COMMENT (2025-05-22): SitusAMC received Letter of Explanation, Payment history and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000216	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000253	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $55.90 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75117)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $55.90 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2025-05-01): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000224	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.95 is less than Guideline PITIA months reserves of 6.00.	Excessive overdrafts (Guidelines allow for 3, borrower has 13) Borrower does not meet the reserve requirements. (Guideline require 6 months borrower has verified 3 months)	REVIEWER - WAIVED COMMENT (2025-05-02): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025-05-02): Client elects to waive with compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000240	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000359	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Borrower Charged for 2 Appraisals): TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor improperly charged consumer for two (2) appraisals.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee.  Fee Amount of $42.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7525)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee. Fee Amount of $42.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7525)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Electronic document delivery fee of $42.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower at closing. No valid COC provided.	BUYER - GENERAL COMMENT (2025-05-13): Based on TILA HPML Appraisal Rule, if the seller resells the property within 91-180 of acquiring it, and the resale price exceeds the seller's acquisition price by more than 20%, an additional appraisal is required. The seller acquired the property XX/XX/XXXXnd sold it to the borrower onXX/XX/XXXX175 days). The seller acquired the property for$XXX,XXX and sold it for $XXX,XXX, a 26% increase. Based on these facts, the two appraisals are valid.
REVIEWER - GENERAL COMMENT (2025-05-15): Borrower was improperly charged for second appraisal.Provide evidence of the refund of the amount charged to the consumer for the second appraisal performed on the subject property.  (Include a copy of the Refund Check, Proof of Delivery, and Cover Letter)
BUYER - GENERAL COMMENT (2025-05-27): PC CD with cover letter and cure check for second appraisal uploaded.
BUYER - GENERAL COMMENT (2025-05-27): proof of delivery
REVIEWER - CURED COMMENT (2025-05-30): SitusAMC received LOE, copy of refund check and proof of delivery.
BUYER - GENERAL COMMENT (2025-05-13): PC CD and payment history uploaded
REVIEWER - CURED COMMENT (2025-05-15): SitusAMC received PCCD, LOE and payment history for principal reduction of cure.
																							REVIEWER - CURED COMMENT (2025-05-15): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Borrower Charged for 2 Appraisals): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000339	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000340	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,396.80 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $395.90 exceeds tolerance of $220.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,396.80 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $395.90 exceeds tolerance of $220.00. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-05-27): pccd with cover letter and principal reduction applied REVIEWER - CURED COMMENT (2025-05-28): SitusAMC Received Letter of Explanation, payment history and Corrected CD. BUYER - GENERAL COMMENT (2025-05-15): initial cure and pccd with cover letter REVIEWER - CURED COMMENT (2025-05-19): SitusAMC received PCCD, Letter of Explanation and Payment history for the evidence of Principal Reduction resulting in a cured the exception.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000373	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000318	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000271	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000252	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XX,XXX is less than Guideline minimum loan amount of $100,000.00.	Cash-out refinance on a land contract. Loan amount less than the guideline minimum of $100,000.	REVIEWER - WAIVED COMMENT (2025-05-12): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025-05-12): Client elects to waive with compensating factors.	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $213.25 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $213.25 exceeds tolerance of $182.00. Sufficient or excess cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower. at closing. No valid COC provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Sufficient cure provided at closing	BUYER - GENERAL COMMENT (2025-05-14): PC CD and payment history for cure uploaded. REVIEWER - CURED COMMENT (2025-05-15): SitusAMC received PCCD, LOE and payment history for principal reduction of cure. REVIEWER - CURED COMMENT (2025-05-15): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Miscellaneous

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000244	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Guideline Issue - Minimum of 600 square feet of gross living area required per company guidelines.	Non warrantable Condo( Guidelines require full project approval on all condos). Subject property does not meet the minimum square footage(Minimum square foot is 600sq ft, actual is 516 sq ft).	REVIEWER - WAIVED COMMENT (2025-05-09): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025-05-09): Client elects to waive with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000315	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000316	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Excessive NSF's (Guidelines allow for 3, actual overdrafts is 40).	REVIEWER - WAIVED COMMENT (2025-08-05): Lender exception with compensating factors.	1	1	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000222	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000217	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000210	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000211	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000346	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,049.26 exceeds tolerance of $1,755.00 plus 10% or $1,930.50. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $2,049.26 exceeds tolerance of r $1,930.50. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-05-20): credit for charges applied at closing and pccd with cover letter and pr applied
BUYER - GENERAL COMMENT (2025-05-20): COC for endorsement fee
REVIEWER - GENERAL COMMENT (2025-05-21): SitusAMC received Verified Changed Circumstance for increase in endorsement fee. A Verified Changed Circumstance (VCC) was provide stating the endorsement fee was increased to $346.25.  This is an increase of only 5.56%% from the baseline amount.  In order to re-baseline the 10% fees there needs to be an aggregate increase of more than 10%.  Provide a Corrected CD disclosing the tolerance cure of $12.00 a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
BUYER - GENERAL COMMENT (2025-05-22): please clarify amount due for cure, $106.76 processed at closing and $4.30 post-closing. COC for endorsement increase to $341 on 02/26 provided, additional increase 02/28 to $346 reported. Appears cure needed is $5.50, please confirm
REVIEWER - GENERAL COMMENT (2025-05-23): SitusAMC received rebuttal comment. The required cure for 10% tolerance is $118.76, cure provided at closing is $106.76 cure provided post close is $4.30. Total cure provided till date is $111.06. Pending amount to cure is 118.76-111.06 = $7.70.
BUYER - GENERAL COMMENT (2025-06-02): updated cure with cd and cover letter uploaded
REVIEWER - GENERAL COMMENT (2025-06-03): SitusAMC Received Corrected PCCD, Letter of Explanation and Payment history; however, Payment history shows principal reduction as $12; however, PCCD shows principal reduction as $118.76. Provide Corrected PCCD showing principal reduction as $12.
BUYER - GENERAL COMMENT (2025-06-04): Please see PCCD & Pymt history showing an additional cure for the amount of $12.00. Lender credit for $106.76 plus cure of $12.00 gives the total cure requested for the amount of $118.76, due to increase in settlement charges.
																							REVIEWER - CURED COMMENT (2025-06-05): SitusAMC Received Corrected PCCD, LOE and Payment history.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000214	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000199	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000361	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000195	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000204	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,092.19 exceeds tolerance of $2,741.00 plus 10% or $3,015.10. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $62.50 exceeds tolerance of $31.25. Sufficient or excess cure was provided to the borrower at Closing. (75117)		REVIEWER - CURED COMMENT (2025-05-19): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025-05-19): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000232	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $1,695.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73196)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $1,695.00 exceeds tolerance of $0.00. No Valid change circumstance in file.	BUYER - GENERAL COMMENT (2025-05-27): cure with pccd and cover letter REVIEWER - CURED COMMENT (2025-05-28): SitusAMC Received PCCD, LOE and Payment history.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000268	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor Qualifying Residual income discrepancy.: Calculated investor qualifying disposable income of $2,239.51 is less than AUS required disposable income of $2,500.00. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.	Insufficient reserves and residual income Investor qualifying disposable income of $2,239.51 is less than AUS required disposable income of $2,500.00. Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.	REVIEWER - WAIVED COMMENT (2025-05-19): Lender Exception with Compensating Factors. REVIEWER - WAIVED COMMENT (2025-05-19): Lender Exception with Compensating Factors. REVIEWER - GENERAL COMMENT (2025-05-19): Exception sent to upper management for review to see if comp factors sufficient to clear exception. REVIEWER - WAIVED COMMENT (2025-05-19): Lender Exception with Compensating Factors.	1				1					Borrower has worked in the same position for more than 3 years. Miscellaneous The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000213	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000194	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000193	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	2	1	1	2	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX025)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX025)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $31.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75117)	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Escrowed property costs over Year 1 reflected as $1.222.40 on final CD , however actual payment is 122.40 x 12 = $1,466.88
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Projected Payments: Homeowner's insurance disclosed as not escrowed on Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report re-Issue. Fee Amount of $31.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-06-20): Re-executed NORTC attached.
REVIEWER - GENERAL COMMENT (2025-06-24): Missing Letter of Explanation and Proof of Delivery.
BUYER - GENERAL COMMENT (2025-06-24): The letter of explanation was attached, it's on page 159 of Acuity and specifically addresses the documentation error in the first paragraph. Proof of delivery attached.
REVIEWER - CURED COMMENT (2025-06-26): Cure documentation received.
BUYER - GENERAL COMMENT (2025-06-20): See CD attached to finding 33498310, escrow corrected.
REVIEWER - CURED COMMENT (2025-06-23): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.
BUYER - GENERAL COMMENT (2025-05-29): The closing disclosure is correct, the only item included in escrow is the $122.24 monthly flood insurance. This was disclosed as "Other" on the final CD.
REVIEWER - GENERAL COMMENT (2025-05-30): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.
BUYER - WAIVED COMMENT (2025-06-02): .
BUYER - GENERAL COMMENT (2025-06-20): Complete cure attached.
REVIEWER - CURED COMMENT (2025-06-23): Situsamc Received Corrected PCCD, LOE and payment history.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000236	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000289	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000202	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] State Compliance - Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 8.14486% or Final Disclosure APR of 8.16900% is equal to or greater than the threshold of APOR 6.66% + 1.5%, or 8.16000% Compliant Higher Priced Loan.	State Compliance - Massachusetts HPML Threshold Test Compliant: Loan: APR on subject loan of 8.14486% or Final Disclosure APR of 8.16900% is equal to or greater than the threshold of APOR 6.66% + 1.5%, or 8.16000%	BUYER - WAIVED COMMENT (2025-06-03): Accepted				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000317	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $900.00 exceeds tolerance of $524.00 plus 10% or $576.40. Insufficient or no cure was provided to the borrower. (0)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $900.00 exceeds tolerance of $524.00 plus 10% or $576.40. Sufficient or excess cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $900.00 exceeds tolerance of $524.00 plus 10% or $576.40. Insufficient curewas provided to the borrower.	BUYER - GENERAL COMMENT (2025-05-27): cure and pccd with cover letter REVIEWER - CURED COMMENT (2025-05-29): SitusAMC received Letter of Explanation, Payment History and Corrected CD. REVIEWER - CURED COMMENT (2025-05-29): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000201	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX025)		BUYER - WAIVED COMMENT (2025-05-27): Approve				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000192	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $62.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75117)		REVIEWER - CURED COMMENT (2025-05-19): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000180	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000235	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $278.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $278.00 exceeds tolerance of $100.00.  Sufficient or excess cure was provided to the borrower. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $55.90 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75117)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $278.00 exceeds tolerance of $100.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-06-03): cure applied at closing for increased fee REVIEWER - CURED COMMENT (2025-06-04): SitusAMC received Letter of Explanation, Payment history and Corrected CD. REVIEWER - CURED COMMENT (2025-06-04): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2025-06-04): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000288	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000327	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000238	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $177.75 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided.	REVIEWER - CURED COMMENT (2025-05-28): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000330	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Residual not met. Guideline requires minimum $2500 residual income. Borrower residual is $XXX. Short $XXX.	REVIEWER - WAIVED COMMENT (2025-05-29): Client elects to waive with compensating factors.	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,911.75 exceeds tolerance of $1,440.75 plus 10% or $1,584.83. Insufficient or no cure was provided to the borrower. (0)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,911.75 exceeds tolerance of $1,440.75 plus 10% or $1,584.83. Sufficient or excess cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent fee tolerance in the amount of $1,911.75 exceeds tolerance of $1,584.83. Insufficient or no cure was provided to the borrower at closing. No valid COC provided.	BUYER - GENERAL COMMENT (2025-06-03): Please see PCCD & Pymt History showing a cure for the amount of $386.33 more than enough to cure for exceeding settlement charges for more than 10% REVIEWER - CURED COMMENT (2025-06-04): SitusAMC Received Corrected PCCD, LOE and Payment History. REVIEWER - CURED COMMENT (2025-06-04): Sufficient Cure Provided within 60 Days of Closing		Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000206	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $31.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75117)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $31.25 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75117)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit report Fee was disclosed on initial Loan estimate as $0 but disclosed but final Closing Disclosure $31.25. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	BUYER - GENERAL COMMENT (2025-06-03): Please see PCCD & pymt history attached showing a cure for the amount of $31.25 due to increase in credit report fee. REVIEWER - CURED COMMENT (2025-06-04): Situsamc Received Corrected PCCD, LEO and Payment history REVIEWER - CURED COMMENT (2025-06-04): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000237	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX025)
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
																					[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX025)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.	BUYER - GENERAL COMMENT (2025-06-06): Initial appraisal and proof of delivery uploaded. Appraisal referenced by reviewer is a revised appraisal that value was not affected. Please downgrade and waive. REVIEWER - WAIVED COMMENT (2025-06-10): Client accepts EV2. BUYER - GENERAL COMMENT (2025-06-06): Initial appraisal and proof of delivery uploaded. Appraisal referenced by reviewer is a revised appraisal that value was not affected. Please downgrade and waive. REVIEWER - WAIVED COMMENT (2025-06-10): Client accepts EV2. REVIEWER - WAIVED COMMENT (2025-06-16): Waived per client request.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000372	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000310	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000309	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000189	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75117)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75117)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Re-Issue Fee was last disclosed as $0 on Loan Estimate but disclosed as $30 on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2025-06-03): cure with pccd and cover letter uploaded REVIEWER - CURED COMMENT (2025-06-04): SitusAMC Received Corrected PCCD, LOE and Payment history. REVIEWER - CURED COMMENT (2025-06-04): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	200000270	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2025-05-28): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	200000203	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
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